Basis of Presentation and General Information-Going Concern (Details) $ in Thousands	Dec. 31, 2015 USD ($) Vessel
Basis of Presentation and General Information [Abstract]
Number of vessels | Vessel	8
Alpha Bank [Member]
Basis of Presentation and General Information [Abstract]
Scheduled debt installment payments for 2016 | $	$ 1,000